Business Combination (Tables)	9 Months Ended	12 Months Ended
	Aug. 31, 2024	Nov. 30, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Net Loss Per Share

	Three Months Ended August 31, 2024	Nine Months Ended August 31, 2024	Three Months Ended August 31, 2023	Nine Months Ended August 31, 2023
Class A ordinary shares
Numerator: net income allocable to redeemable Class A ordinary shares	$350,271	$1,557,062	$864,198	$2,475,062

Denominator: weighted average number of Class A ordinary shares	5,196,457	6,835,324	10,030,335	11,370,019
Basic and diluted net income per redeemable Class A ordinary share	$0.07	$0.23	$0.09	$0.22

Class B ordinary shares
Numerator: net income allocable to Class B ordinary shares	$193,791	$654,915	$247,706	$625,839

Denominator: weighted average number of Class B ordinary shares	2,875,000	2,875,000	2,875,000	2,875,000

Basic and diluted net income per Class B ordinary share	$0.07	$0.23	$0.09	$0.22

	Year Ended November 30, 2023	Year Ended November 30, 2022
Class A ordinary shares
Numerator: net income (loss) allocable to redeemable Class A ordinary shares	$2,885,807	$699,108

Denominator: weighted average number of Class A ordinary shares	10,532,255	9,712,183
Basic and diluted net income (loss) per redeemable Class A ordinary share	$0.27	$0.07

Class B ordinary shares
Numerator: net income (loss) allocable to Class B ordinary shares	$787,741	$206,950

Denominator: weighted average number of Class B ordinary shares	2,875,000	2,875,000

Basic and diluted net income (loss) per Class B ordinary share	$0.27	$0.07

Schedule of Financial Assets Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of August 31, 2024 and November 30, 2023:

	Level	August 31, 2024	November 30, 2023
Assets:
Cash and marketable securities held in trust account	1	$54,519,214	$82,949,890